UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FIDELITY & GUARANTY LIFE INSURANCE COMPANY
(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2024	to	December 31, 2024

Date of Report (Date of earliest event reported)	February 14, 2025

Commission File Number of securitizer:	025-01467

Central Index Key Number of securitizer:	0000854241

Jodi Ahlman (515) 330-3340
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03  Notice of Termination of Duty to File Reports under Rule 15Ga-1

As of June 3, 2020, the Salus CLO 2012-1, Ltd. has effectively distributed the remaining assets and was discharged of its obligation under the indentures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIDELITY & GUARANTY LIFE INSURANCE COMPANY
(Securitizer)

Date:	February 14, 2025

By:	/s/ Jodi Ahlman
Name: Jodi Ahlman
Title: SVP, Chief of Government, Regulatory & Compliance Affairs